CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 127,691	$ 222,123
Restricted cash and short-term deposits	100,361	111,545
Trade accounts receivable	29,648	25,470
Amounts due from related parties	2,112	1,743
Inventories	1,533	1,228
Other current assets	8,682	9,280
Total current assets	270,027	371,389
Non-current assets
Restricted cash	62,820	76,744
Investments in affiliates	312,151	508,805
Asset under development	658,247	434,248
Vessels and equipment, net	2,983,073	3,160,549
Other non-current assets	27,911	80,409
Total assets	4,314,229	4,632,144
Current liabilities
Current portion of long-term debt and short-term debt	(982,845)	(1,241,108)
Trade accounts payable	(10,579)	(13,930)
Accrued expenses	(89,357)	(81,040)
Other current liabilities	(85,419)	(96,081)
Amounts due to related parties	(12,006)	(11,790)
Total current liabilities	(1,180,206)	(1,443,949)
Non-current liabilities
Long-term debt	(1,367,937)	(1,294,719)
Other non-current liabilities	(135,439)	(142,650)
Total liabilities	(2,683,582)	(2,881,318)
Commitments and Contingencies
EQUITY
Share capital 109,943,594 common shares of $1.00 each issued and outstanding (2019: 101,302,404)	(109,944)	(101,303)
Treasury shares	0	39,098
Additional paid-in capital	(1,969,602)	(1,876,067)
Contributed surplus	(200,000)	(200,000)
Accumulated other comprehensive loss	56,073	34,866
Retained losses	930,950	605,145
Total stockholders' equity	(1,292,523)	(1,498,261)
Non-controlling interests	(338,124)	(252,565)
Total equity	(1,630,647)	(1,750,826)
Total liabilities and equity	$ (4,314,229)	$ (4,632,144)